Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights

The following table presents the Company’s land use rights as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cost	12,860	12,860	1,762
Accumulated amortization	(4,673)	(4,930)	(675)
Land use rights, net	8,187	7,930	1,087